DERIVATIVE FINANCIAL INSTRUMENTS - Narrative (Details) $ in Millions	9 Months Ended
Sep. 30, 2025 USD ($)
Derivative [Line Items]
Deferred gains (losses) to be reclassified over the next 12 months	$ 0.1
Cash flow hedges
Derivative [Line Items]
Deferred gains (losses) to be reclassified over the next 12 months	$ 10.0
Line of Credit | Corporate Revolving Credit Facility | Minimum
Derivative [Line Items]
Interest rate	3.31%
Line of Credit | Corporate Revolving Credit Facility | Maximum
Derivative [Line Items]
Interest rate	0.77%
Basis spread on variable rate	4.13%
Interest rate swap contracts
Derivative [Line Items]
Notional amount	$ 645.0
Deferred gains (losses) to be reclassified over the next 12 months	$ 10.1